REDEEMABLE NON-CONTROLLING INTERESTS (Tables)	6 Months Ended
Jun. 30, 2021
Noncontrolling Interest [Abstract]
Schedule of Redeemable Non-controlling Interests
2021
Balance as of the beginning of the year	$75,322
Net Income	5,876
Change in terms of redeemable non controling interests	9,059
Balance as of the end of the year	$90,257